Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current liabilities
Summary of other non-current liabilities

Other non-current liabilities consisted of the following:

		As of December 31,
	Note	2023	2024	2024
		RMB	RMB	US$
Unrecognized tax benefit	18	52,412	60,608	8,303
Contingent consideration, non-current portion		1,800	1,800	247
Total		54,212	62,408	8,550